SEGMENT REPORTING	12 Months Ended
Dec. 31, 2017
SEGMENT REPORTING
SEGMENT REPORTING

NOTE 13-SEGMENT REPORTING

The Company’s reporting segments are as follows:

•

Equipment-Focused on our equipment sales including network infrastructure and application products. Network infrastructure products mainly include broadband products. Network application products mainly include Wireless infrastructure technologies.

•	Services-Providing services and support for our equipment products and also the new operational support segment.

The Company’s Chief Operating Decision Makers make financial decisions and resource allocations based on information they receive from their internal management system and currently evaluate the operating performance and allocates resources to the reporting segments based on segment revenue, gross profit and income (loss) before income taxes. Cost of sales and direct expenses in relation to production are assigned to the reporting segments. The accounting policies used in measuring segment assets and operating performance are the same as those used at the consolidated level.

Summarized below are the Company’s segment net sales, gross profit and income (loss) before income taxes for the years ended December 31, 2017, 2016 and 2015 based on the current reporting segment structure.

	Years ended December 31,
Net Sales by Segment	2017	% of net sales	2016	% of net sales	2015	% of net sales
	(in thousands, except percentages)
Equipment	$77,283	79%	$61,735	71%	$87,361	75%
Services	21,009	21%	24,777	29%	29,742	25%

Total Sales	$98,292	100%	$86,512	100%	$117,103	100%

	Years ended December 31,
Gross profit (loss) by Segment	2017	Gross profit %	2016	Gross profit %	2015	Gross profit %
	(in thousands, except percentages)
Equipment	$26,647	34%	$20,263	33%	$21,470	25%
Services	6,499	31%	8,093	33%	6,398	22%

Total Gross profit	$33,146	34%	$28,356	33%	$27,868	24%

	Years ended December 31,
Segment Margin and Income ( loss ) before income taxes	2017	2016	2015
	(in thousands)
Equipment	$16,847	$12,010	$12,097
Services	6,499	8,093	6,399

Total Segment Margin	23,346	20,103	18,496

General and Corporate	(15,102)	(19,183)	(49,816)

Income (loss) before income taxes	$8,244	$920	$(31,320)

General and corporate expenses include all un-allocated expenses such as sales and marketing, general and administration and common R&D expenses, equity income (loss) of associates, investment impairment, etc.

Sales are attributed to a geographical area based upon the location of the customer. Sales data by geographical area are as follows:

	Years Ended December 31,
	2017	% of net sales	2016	% of net sales	2015	% of net sales
	(in thousands, except percentages)
Net Sales by Region
China	$2,926	3%	$4,021	5%	$9,490	8%
Japan	49,185	50%	45,561	52%	57,483	49%
India	42,352	43%	33,021	38%	34,836	30%
Taiwan	3,018	3%	3,217	4%	7,904	7%
Other	811	1%	692	1%	7,390	6%

Total	$98,292	100%	$86,512	100%	$117,103	100%

Long-lived assets, consisting of property, plant and equipment, by geographical area are as follows:

	December 31,
	2017	2016
	(in thousands)
China	$1,369	$1,357
Other	345	253

Total long-lived assets	$1,714	$1,610